Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 42	$ 48
Defined benefit administrative expenses	6	5
Past service cost - plan amendments	8
Past service cost - curtailments	10
Service cost	66	53
Interest on net defined benefit (asset) liability	12	18
Defined benefit cost	78	71
Defined contribution cost	78	75
Net benefit cost	156	146
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost		1
Defined benefit administrative expenses	2	2
Past service cost - curtailments	12
Service cost	14	3
Interest on net defined benefit (asset) liability	3	3
Defined benefit cost	17	6
Net benefit cost	$ 17	$ 6